LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - IIA [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of royalties paid	3%-4% of revenues derived from research and development projects
Maximum percentage for grant received	100.00%
Aggregate Accumulative Grant Received Including Accrued Interest	$ 9,223
Aggregate accumulative grant repaid	$ 3,741